CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Share capital Opening balance after adjustment	Share capital	Retained earnings Changes in accounting policies IAS 28	Retained earnings Opening balance after adjustment	Retained earnings	Cumulative currency translation differences Opening balance after adjustment	Cumulative currency translation differences	Other reserves and equity instruments Opening balance after adjustment	Other reserves and equity instruments	Treasury shares Opening balance after adjustment	Treasury shares	Net profit (loss) for the year Opening balance after adjustment	Net profit (loss) for the year	Total Changes in accounting policies IAS 28	Total Opening balance after adjustment	Total	Non-controlling interests Opening balance after adjustment	Non-controlling interests	Changes in accounting policies IAS 28	Opening balance after adjustment	Total
Balance at Dec. 31, 2018	€ 4,005	€ 4,005	€ (4)	€ 35,185	€ 35,189	€ 6,605	€ 6,605	€ 1,672	€ 1,672	€ (581)	€ (581)	€ 4,126	€ 4,126	€ (4)	€ 51,012	€ 51,016	€ 57	€ 57	€ (4)	€ 51,069	€ 51,073
Statement
Profit (loss) for the year													148			148		7			155
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect									(37)							(37)					(37)
Share of "Other comprehensive income (loss)" on equity-accounted investments related to benefit plans remeasurements									(7)							(7)					(7)
Change of minor investments measured at fair value with effects to OCI									(3)							(3)					(3)
Other comprehensive income that will not be reclassified to profit or loss, net of tax									(47)							(47)					(47)
Items that may be reclassified to profit or loss in later periods
Currency translation differences							604									604					604
Change in the fair value of cash flow hedge derivatives net of tax effect									(482)							(482)					(482)
Share of "Other comprehensive income (loss)" on equity-accounted investments									(6)							(6)					(6)
Other comprehensive income that will be reclassified to profit or loss, net of tax							604		(488)							116					116
Total comprehensive income (loss) of the year							604		(535)				148			217		7			224
Dividend distribution of Eni SpA					1,513								(2,989)			(1,476)					(1,476)
Interim dividend distribution of Eni SpA					(1,542)											(1,542)					(1,542)
Dividend distribution of other companies																		(4)			(4)
Reimbursements to minority shareholders																		(1)			(1)
Allocation of net income (loss)					1,137								(1,137)
Acquisition of treasury shares					(400)				400		(400)					(400)					(400)
Long-term share-based incentive plan					9											9					9
Transactions with holders of equity instruments					717				400		(400)		(4,126)			(3,409)		(5)			(3,414)
Other changes in equity					(8)				27							19		2			21
Balance at Dec. 31, 2019		4,005			35,894		7,209		1,564		(981)		148			47,839		61			47,900
Statement
Profit (loss) for the year													(8,635)			(8,635)		7			(8,628)
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect									9							9					9
Change of minor investments measured at fair value with effects to OCI									24							24					24
Other comprehensive income that will not be reclassified to profit or loss, net of tax									33							33					33
Items that may be reclassified to profit or loss in later periods
Currency translation differences							(3,313)		(1)							(3,314)					(3,314)
Change in the fair value of cash flow hedge derivatives net of tax effect									469							469					469
Share of "Other comprehensive income (loss)" on equity-accounted investments									32							32					32
Other comprehensive income that will be reclassified to profit or loss, net of tax							(3,313)		500							(2,813)					(2,813)
Total comprehensive income (loss) of the year							(3,313)		533				(8,635)			(11,415)		7			(11,408)
Dividend distribution of Eni SpA					1,542								(3,078)			(1,536)					(1,536)
Interim dividend distribution of Eni SpA					(429)											(429)					(429)
Dividend distribution of other companies																		(3)			(3)
Allocation of net income (loss)					(2,930)								2,930
Cancellation of treasury shares									(400)		400
Long-term share-based incentive plan					7											7					7
Increase in non-controlling interest relating to acquisition of consolidated entities																		15			15
Issue of perpetual subordinated bonds									3,000							3,000					3,000
Transactions with holders of equity instruments					(1,810)				2,600		400		(148)			1,042		12			1,054
Costs for the issue of perpetual subordinated bonds					(25)											(25)					(25)
Other changes					(16)		(1)		(9)							(26)		(2)			(28)
Other changes in equity					(41)		(1)		(9)							(51)		(2)			(53)
Balance at Dec. 31, 2020		4,005			34,043		3,895		4,688		(581)		(8,635)			37,415		78			37,493
Statement
Profit (loss) for the year													5,821			5,821		19			5,840
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans net of tax effect									42							42					42
Share of "Other comprehensive income (loss)" on equity-accounted investments related to benefit plans remeasurements									2							2					2
Change of minor investments measured at fair value with effects to OCI									105							105					105
Other comprehensive income that will not be reclassified to profit or loss, net of tax									149							149					149
Items that may be reclassified to profit or loss in later periods
Currency translation differences							2,828									2,828					2,828
Change in the fair value of cash flow hedge derivatives net of tax effect									(892)							(892)					(892)
Share of "Other comprehensive income (loss)" on equity-accounted investments									(34)							(34)					(34)
Other comprehensive income that will be reclassified to profit or loss, net of tax							2,828		(926)							1,902					1,902
Total comprehensive income (loss) of the year							2,828		(777)				5,821			7,872		19			7,891
Dividend distribution of Eni SpA					429								(1,286)			(857)					(857)
Interim dividend distribution of Eni SpA					(1,533)											(1,533)					(1,533)
Dividend distribution of other companies																		(5)			(5)
Allocation of net income (loss)					(9,921)								9,921
Acquisition of treasury shares					(400)				400		(400)					(400)					(400)
Long-term share-based incentive plan					16				(23)		23					16					16
Increase in non-controlling interest relating to acquisition of consolidated entities																		(11)			(11)
Issue of perpetual subordinated bonds									2,000							2,000					2,000
Coupon payment on perpetual subordinated bonds					(61)											(61)					(61)
Transactions with holders of equity instruments					(11,470)				2,377		(377)		8,635			(835)		(16)			(851)
Costs for the issue of perpetual subordinated bonds					(15)											(15)					(15)
Other changes					192		(193)		1									1			1
Other changes in equity					177		(193)		1							(15)		1			(14)
Balance at Dec. 31, 2021		€ 4,005			€ 22,750		€ 6,530		€ 6,289		€ (958)		€ 5,821			€ 44,437		€ 82			€ 44,519